UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-10401

Trust for Professional Managers
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Rachel A. Spearo
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202
(Name and address of agent for service)

(414) 765-5384
Registrant's telephone number, including area code

Date of fiscal year end: November 30, 2010

Date of reporting period:  August 31, 2010

Item 1. Schedule of Investments.

Mariner 130/30 Fund
Schedule of Investments
August 31, 2010 (Unaudited)

	Shares	Value
COMMON STOCKS - 124.04%

Ambulatory Health Care Services - 0.79%
Amedisys, Inc. (a)	6,770	156,725

Automobiles & Components - 1.59%
Gentex Corp.	9,200	161,644
Johnson Controls, Inc.	5,830	154,670
		316,314
Banks - 5.62%
BOK Financial Corp.	3,570	158,651
CIT Group, Inc. (a)	4,890	179,365
First Financial Bancorp (a)	10,600	168,752
MGIS Investment Corp. (a)	20,360	146,999
UMB Financial Corp.	4,810	153,343
Washington Federal, Inc.	10,380	148,123
Wells Fargo & Co.	7,000	164,850
		1,120,083
Capital Goods - 8.21%
Applied Industrial Technologies, Inc.	6,540	175,272
Briggs & Stratton Corp.	9,390	170,429
General Electric Co.	11,840	171,443
Harsco Corp.	7,780	155,133
L-3 Communications Holdings, Inc.	2,360	157,176
Northrop Grumman Corp.	2,970	160,737
Oshkosh Corp. (a)	6,490	161,471
SPX Corp.	3,140	176,028
Toro Co. (c)	3,080	153,692
URS Corp New (a)	4,330	154,451
		1,635,832
Chemical Manufacturing - 3.34%
Ashland, Inc.	3,430	159,358
Eli Lilly & Co.	5,200	174,512
Kraton Performance Polymers, Inc. (a)	6,280	169,686
Scotts Miracle-Gro Co. (a)	3,440	162,471
		666,027
Clothing and Clothing Accessories Stores - 0.80%
Express, Inc. (a)	11,760	160,054

Commercial & Professional Services - 2.44%
Copart, Inc. (a)	4,860	160,623
Corporate Executive Board Co.	6,480	181,699
Towers Watson & Co.	3,210	144,129
		486,451
Computer and Electronic Product Manufacturing - 1.64%
Integrated Device Technology. (a)	31,770	162,662
Vishay Intertechnology, Inc. (a)	21,290	163,720
		326,382
Consumer Durables & Apparel - 4.15%
American Greetings Corp. (a)	8,520	164,436
Coach, Inc.	4,900	175,616
Deckers Outdoor Corp. (a)	3,710	161,051
Polaris Industries, Inc.	3,070	163,723
Skechers U.S.A., Inc. (a)	6,340	161,480
		826,306
Consumer Services - 4.72%
Darden Restaurants, Inc.	3,350	138,221
DeVry, Inc.	4,170	158,918
Dominos Pizza, Inc. (a)	13,800	176,916
ITT Educational Services, Inc. (a)	2,980	158,715
Strayer Education, Inc.	1,020	147,645
Wynn Resorts Ltd (a)	1,990	160,414
		940,829
Credit Intermediation and Related Activities - 1.66%
CVB Financial Corp. (a)	24,220	164,938
First Cash Financial Services, Inc. (a)	6,960	166,066
		331,004
Diversified Financials - 2.43%
American Capital Ltd. (a)	34,790	176,385
Legg Mason, Inc.	5,990	151,727
MF Global Holdings Ltd. (a)	23,560	155,496
		483,608
Energy - 5.78%
Complete Production Services, Inc. (a)	9,650	170,226
ConocoPhillips	3,400	178,262
Exxon Mobil Corp.	2,960	175,114
Noble Energy, Inc.	2,110	147,236
Occidental Pete Corp.	2,300	168,084
RPC, Inc.	9,940	162,121
Teekay Corporation	6,180	150,236
		1,151,279
Fabricated Metal Product Manufacturing - 0.81%
Alliant Techsystems, Inc. (a)	2,440	160,796

Food & Staples Retailing - 0.74%
Wal-Mart Stores, Inc.	2,920	146,409

Food and Beverage Stores - 0.84%
Safeway, Inc.	8,890	167,132

Food, Beverage & Tobacco - 4.20%
Bunge Limited	3,100	164,300
Dean Foods Co. (a)	16,600	169,652
Dr Pepper Snapple Group, Inc.	4,830	177,840
Sara Lee Corp.	11,180	161,439
Tyson Foods, Inc. (a)	9,920	162,490
		835,721
Health and Personal Care Stores - 0.79%
Ulta Salon Cosmetics & Fragrance, Inc. (a)	6,910	156,857

Health Care Equipment & Services - 6.44%
AmerisourceBergen Corp.	6,160	168,045
Cardinal Health, Inc.	5,400	161,784
CR Bard, Inc.	2,290	175,941
Humana, Inc. (a)	3,210	153,406
Immucor, Inc. (a)	9,300	163,680
Invacare Corp. (a)	7,090	162,361
Medtronic, Inc.	4,790	150,789
Sirona Dental Systems, Inc. (a)	4,650	146,599
		1,282,605
Household & Personal Products - 1.65%
Avon Products, Inc.	5,900	171,690
Spectrum Brands Holdings, Inc. (a)	6,180	157,652
		329,342
Insurance - 4.00%
American International Group, Inc. (a)	4,690	159,132
Flagstone Reinsurance Holdings SA	16,180	162,932
Primerica, Inc. (a)	7,730	162,562
Reinsurance Group of America, Inc.	3,810	166,649
Tower Group, Inc.	6,780	145,499
		796,774
Insurance Carriers and Related Activities - 2.49%
First American Financial Corp. (a)	11,160	165,503
Prudential Financial, Inc. (a)	3,250	164,450
Universal American Corp. (a)	12,080	166,825
		496,778
Materials - 5.70%
Arch Chemicals, Inc.	5,470	168,038
Cytec Industries, Inc.	3,560	168,851
Domtar Corp.	3,010	180,660
Graphic Packaging Holding Co. (a)	53,160	162,138
Greif, Inc.	3,020	171,687
PolyOne Corp. (a)	14,560	141,960
Rockwood Holdings, Inc. (a)	5,450	140,883
		1,134,217
Media - 0.86%
Liberty Global, Inc. (a)	6,190	170,349

Mining (except Oil and Gas) - 0.83%
Peabody Energy Corp. (a)	3,880	166,025

Performing Arts, Spectator Sports, and Related Industries - 0.81%
Madison Square Garden, Inc. (a)	8,270	161,679

Petroleum and Coal Products Manufacturing - 0.82%
Chevron Corp. (a)	2,200	162,976

Pharmaceuticals, Biotechnology & Life Sciences - 4.89%
Amgen, Inc. (a)	3,270	166,901
Covance, Inc. (a)	4,500	170,685
Endo Pharmaceuticals Holdings, Inc. (a)	5,910	160,642
Impax Laboratories, Inc. (a)	10,790	169,079
Incyte Corp. Ltd. (a)	11,580	145,013
Pharmaceutical Product Development, Inc. (a)	7,000	160,790
		973,110
Professional, Scientific, and Technical Services - 2.42%
FTI Consulting, Inc. (a)	4,930	161,605
Sourcefire, Inc. (a)	6,250	158,563
Teledyne Technologies, Inc. (a)	4,480	162,086
		482,254
Publishing Industries (except Internet) - 3.30%
ANSYS, Inc. (a)	4,130	160,161
LogMeIn, Inc. (a)	5,080	166,370
MSCI, Inc. (a)	5,480	163,852
News Corp. (a)	13,210	165,918
		656,301
Real Estate - 1.68%
CB Richard Ellis Group, Inc. (a)	10,210	167,648
Jones Lang Lasalle, Inc.	2,200	166,122
		333,770
Retailing - 5.00%
99 Cents Only Stores (a)	9,540	166,950
AnnTaylor Stores Corp. (a)	10,220	156,673
Monro Muffler Brake, Inc.	4,530	189,716
NetFlix, Inc. (a)	1,320	165,686
PetSmart, Inc.	4,520	144,131
TJX Cos, Inc.	4,360	173,048
		996,204
Semiconductors & Semiconductor Equipment - 3.86%
Advanced Micro Devices, Inc. (a)	28,140	158,074
Applied Materials, Inc.	14,030	145,772
Fairchild Semiconductor International, Inc. (a)	19,860	153,518
Lam Research Corp. (a)	4,190	151,301
Micron Technology, Inc. (a)	24,870	160,623
		769,288
Software & Services - 7.35%
CACI International, Inc. (a)	3,830	156,302
CommVault Systems, Inc. (a)	6,670	163,748
Earthlink, Inc.	22,670	194,055
Factset Research Systems, Inc.	2,130	156,662
Mantech International Corp. (a)	4,040	142,976
OpenTable, Inc. (a)	3,080	163,979
Solera Holdings, Inc.	4,070	161,498
VistaPrint NV (a)	5,580	171,194
Yahoo!, Inc. (a)	11,710	153,167
		1,463,581
Support Activities for Mining - 1.61%
Oceaneering International, Inc. (a)	3,230	161,532
Schlumberger Ltd. (a)	3,000	159,990
		321,522
Technology Hardware & Equipment - 5.79%
Arris Group, Inc. (a)	18,980	155,091
Harris Corp.	4,150	174,590
Infinera Corporation (a)	19,990	168,716
InterDigital, Inc. (a)	6,910	170,815
Isilon Systems, Inc. (a)	8,330	166,184
Itron, Inc. (a)	2,840	153,360
Synaptics, Inc. (a)	6,200	163,804
		1,152,560
Telecommunication Services - 1.54%
Telephone & Data Systems, Inc.	5,630	162,651
Verizon Communications, Inc.	4,850	143,097
		305,748
Telecommunications - 0.81%
DISH Network Corp.	8,980	161,191

Transportation - 2.51%
Expeditors International of Washington, Inc.	4,820	190,824
Forward Air Corp.	6,170	146,969
Werner Enterprises, Inc. (a)	8,140	162,312
		500,105
Transportation Equipment Manufacturing - 1.62%
Curtiss-Wright Corp. (a)	6,120	162,731
General Dynamics Corp. (a)	2,880	160,905
		323,636
Utilities - 6.69%
Ameren Corp.	5,900	165,613
American Water Works Co., Inc. (a)	7,200	162,576
CMS Energy Corp.	8,800	154,000
Constellation Energy Group, Inc.	5,320	156,036
Integrys Energy Group, Inc.	3,140	152,133
NRG Energy, Inc. (a)	8,000	162,560
Portland General Electric Co.	9,550	190,809
Unisource Energy Corp.	5,770	187,698
		1,331,425
Water Transportation - 0.82%
Alexander & Baldwin, Inc. (a)	4,850	164,124
TOTAL COMMON STOCKS (Cost $26,143,957)		$24,703,373

REITS - 6.54%
Annaly Capital Management, Inc.	8,370	$145,471
CBL & Associates Properties, Inc.	13,030	158,966
General Growth Properties, Inc.	12,860	180,940
Government Properties Income Trust (a)	6,410	164,545
Rayonier, Inc.	3,200	151,360
Taubman Centers, Inc. (a)	3,930	163,056
Ventas, Inc. (a)	3,230	163,147
Vornado Realty Trust	2,170	175,900
TOTAL REITS (Cost $1,333,614)		1,303,385

INVESTMENT COMPANIES - 0.83%
Professional, Scientific, and Technical Services - 0.83%
BlackRock Kelso Capital Corp.	15,260	164,503
TOTAL INVESTMENT COMPANIES (Cost $164,829)		164,503

Total Investments (Cost $27,642,400) - 131.41%		26,171,261
Liabilities in Excess of Other Assets - (31.41)%		(6,255,921)
TOTAL NET ASSETS - 100.00%		$19,915,340

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(c)	Affiliated Company.

	The cost basis of investments for federal income tax purposes at August 31, 2010
	was as follows*:

	Cost of investments	$ 27,642,400
	Gross unrealized appreciation	528,436
	Gross unrealized depreciation	(1,978,645)
	Net unrealized depreciation	$ (1,450,209)

	*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.
	Tax adjustments will be made as part of the Fund's first annual report, which will be dated November
	30, 2010.

Summary of Fair Value Exposure at August 31, 2010

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments.)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of August 31, 2010, in valuing the Fund’s investments carried at fair value:

	Level 1	Level 2	Level 3	Total
Equity
Common Stocks	$24,703,373	$-	$-	$24,703,373
REITS	1,303,385	-	-	1,303,385
Investment Companies	164,503	-	-	164,503
Total Equity	26,171,261	-	-	26,171,261

Total Investments in Securities	$26,171,261	$-	$-	$26,171,261

Securities Sold Short	$6,260,055	$-	$-	$6,260,055

Mariner 130/30 Fund
Schedule of Securities Sold Short
August 31, 2010 (Unaudited)

	Shares	Value
Accretive Health, Inc.	8,040	$75,656
AGA Medical Holdings, Inc.	5,470	74,666
Alberto Culver Co.	2,490	77,314
Apollo Group, Inc.	1,780	75,632
ArcSight, Inc.	2,000	76,800
Armstrong World Industries, Inc.	1,960	77,028
Atheros Communications, Inc.	2,980	73,338
Babcock & Wilcox Co.	3,310	74,144
Bally Technologies, Inc.	2,370	74,537
Blue Coat Systems, Inc.	4,060	76,450
Broadridge Financial Solutions, Inc.	3,620	77,287
Brocade Communications Systems, Inc.	15,480	77,710
Buffalo Wild Wings, Inc.	1,830	76,311
CenturyLink, Inc.	2,140	77,382
Chicago Bridge & Iron Co NV	3,520	76,666
Chubb Corp.	1,420	78,285
Clearwire Corp.	11,990	76,809
CommScope, Inc.	4,060	76,125
Corrections Corp. of America	3,530	78,754
Dendreon Corp.	2,160	77,414
DexCom, Inc.	6,110	74,725
Diamond Foods, Inc.	1,840	77,755
DigitalGlobe, Inc.	2,510	76,982
E*Trade Financial Corp.	6,190	76,843
Emulex Corp.	8,000	76,320
EnerNOC, Inc.	2,310	75,342
ESCO Technologies, Inc.	2,490	77,563
Federated Investors, Inc.	3,680	76,728
Fortinet, Inc.	3,850	78,463
GeoEye, Inc.	2,080	75,795
Green Mountain Coffee Roasters, Inc.	2,550	78,591
Hologic, Inc.	5,470	77,565
Human Genome Sciences, Inc.	4,580	133,232
Iberiabank Corp.	1,580	77,025
Investors Bancorp, Inc.	7,280	77,314
KB Home	7,410	76,397
KBW, Inc.	3,510	77,115
Knight Capital Group, Inc.	6,200	73,656
Lennar Corp.	5,870	77,190
Lincoln National Corp.	3,370	78,757
Magellan Health Servicess, Inc.	1,790	78,420
Marvell Technology Group Ltd.	4,680	74,461
MBIA, Inc.	8,210	76,903
MDC Holdings, Inc.	2,880	76,666
MEMC Electronic Materials, Inc.	7,330	75,426
MICROS Systems, Inc.	1,990	75,819
Molina Healthcare, Inc.	2,950	74,812
Nektar Therapeutics	6,040	77,427
NVIDIA Corp.	7,990	74,507
PartnerRe Ltd.	1,030	76,684
PepsiCo, Inc.	1,210	77,658
Pharmasset, Inc.	3,120	75,863
Pilgrims Pride Corp.	12,630	79,064
Polypore International, Inc.	2,800	75,656
Popular, Inc.	30,580	77,948
PrivateBancorp, Inc.	7,070	73,973
Pulte Group, Inc.	9,570	76,943
Radian Group, Inc.	12,310	77,922
Red Hat, Inc.	2,230	77,047
Regis Corp.	4,530	75,968
Republic Services, Inc.	2,580	75,929
RF Micro Devices, Inc.	16,020	78,178
Salesforce.com, Inc.	710	78,015
Sauer-Danfoss, Inc.	4,800	78,048
Savient Pharmaceuticals, Inc.	5,320	76,714
Scientific Games Corp.	7,390	75,304
Seagate Technology PLC	7,290	73,921
Select Medical Holdings Corp.	10,780	77,077
Shaw Group, Inc.	2,360	76,464
SLM Corp.	6,860	75,803
SUPERVALU, Inc.	7,780	75,622
TransDigm Group, Inc.	1,320	76,415
Tutor Perini Corp.	3,930	77,657
USG Corp.	6,330	77,036
Validus Holdings Ltd.	3,030	77,174
VCA Antech, Inc.	3,940	77,854
VeriFone Systems, Inc.	3,090	74,716
Wellcare Health Plans, Inc.	3,090	76,663
Westamerica Bancorporation	1,520	77,034
Western Digital Corp.	3,120	75,371
Wintrust Financial Corp.	2,720	78,227
Total Securities Sold Short (Proceeds $6,280,985)		$6,260,055

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Trust for Professional Managers

By    /s/ Joseph Neuberger
              Joseph Neuberger, President

Date      October 25, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By  /s/ Joseph Neuberger
            Joseph Neuberger, President

Date      October 25, 2010

By    /s/ John Buckel
              John Buckel, Treasurer

Date      October 25, 2010